FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, January 31, 2003

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa                          COM              013817101     4461 195830.000SH      SOLE                66603.000        129227.000
Allstate Corp.                 COM              020002101     6131 165747.000SH      SOLE                51870.000        113877.000
                                                               141 3800.000 SH       OTHER                        3800.000
American International Group   COM              026874107      181 3124.000 SH       SOLE                                   3124.000
                                                                37  631.000 SH       OTHER                              631.000
Apache Corp.                   COM              037411105      424 7442.000 SH       SOLE                                   7442.000
                                                                28  495.000 SH       OTHER                             495.000
Applied Materials, Inc.        COM              038222105      261 20000.000SH       SOLE                                  20000.000
Atmel Corp.                  COM              049513104     3570 1601035.000SH     SOLE               512775.000        1088260.000
                                                                18 8000.000 SH       OTHER                             8000.000
BP PLC-Spons ADR               COM              055622104      138 3389.000 SH       SOLE                                   3389.000
                                                               163 4012.000 SH       OTHER                              4012.000
Barrick Gold Corp.             COM              067901108     2159 140081.000SH      SOLE                83644.000         56437.000
Best Buy Company Inc           COM              086516101     4693 194308.000SH      SOLE                58769.000        135539.000
                                                                51 2100.000 SH       OTHER                             2100.000
Carnival Corp Class A          COM              143658102     6123 245393.000SH      SOLE                78850.000        166543.000
                                                                87 3500.000 SH       OTHER                             3500.000
Citigroup, Inc.                COM              172967101     6584 187105.000SH      SOLE                58867.000        128238.000
                                                                35 1000.000 SH       OTHER                             1000.000
Clarcor, Inc.                  COM              179895107     1501 46500.000SH       SOLE                                  46500.000
Coca-Cola Company              COM              191216100      317 7230.000 SH       SOLE                                   7230.000
Colgate Palmolive              COM              194162103      655 12485.000SH       SOLE                                  12485.000
                                                                21  400.000 SH       OTHER                              400.000
Comerica Inc                   COM              200340107     1052 24333.000SH       SOLE                 1000.000         23333.000
                                                               601 13898.000SH       OTHER                       13898.000
DPL Inc                        COM              233293109      190 12355.000SH       SOLE                                  12355.000
                                                                35 2287.000 SH       OTHER                             2287.000
Equity Office Properties Trust COM              294741103     4328 173258.000SH      SOLE                55211.000        118047.000
                                                                52 2100.000 SH       OTHER                             2100.000
Equity Residential             COM              29476L107      548 22300.000SH       SOLE                 5800.000         16500.000
Exxon Mobil Corporation        COM              302316102     1259 36024.000SH       SOLE                 1750.000         34274.000
                                                               456 13060.000SH       OTHER                 13060.000
Fannie Mae                     COM              313586109     5213 81028.000SH       SOLE                23785.000         57243.000
                                                                80 1250.000 SH       OTHER                             1250.000
Fifth Third Bancorp            COM              316773100      259 4417.000 SH       SOLE                                   4417.000
                                                              1027 17545.000SH       OTHER                       17545.000
General Electric               COM              369604103     1403 57598.000SH       SOLE                                  57598.000
                                                               181 7425.000 SH       OTHER                             7425.000
Global SanteFe Corp            COM              G3930E101      735 30225.000SH       SOLE                  800.000         29425.000
Grainger W.W.                  COM              384802104      206 4000.000 SH       SOLE                                   4000.000
Guidant Corp.                  COM              401698105     4896 158713.000SH      SOLE                50275.000        108438.000
                                                                28  900.000 SH       OTHER                              900.000
Henry Schein Inc.              COM              806407102     4788 106403.000SH      SOLE                35882.000         70521.000
                                                                36  800.000 SH       OTHER                              800.000
Hewlett Packard Company        COM              428236103     5408 311510.001SH      SOLE               109719.000        201791.001
                                                                46 2675.000 SH       OTHER                             2675.000
Hibernia Corp Class A          COM              428656102     1496 77665.000SH       SOLE                 9690.000         67975.000
Home Depot                     COM              437076102     3606 150108.000SH      SOLE                49543.000        100565.000
                                                                34 1425.000 SH       OTHER                             1425.000
Honeywell International, Inc.  COM              438516106     1339 55801.000SH       SOLE                 5201.000         50600.000
                                                                31 1300.000 SH       OTHER                             1300.000
IBM                            COM              459200101      227 2925.000 SH       SOLE                                   2925.000
                                                                15  200.000 SH       OTHER                              200.000
Intel Corp                     COM              458140100      249 16000.000SH       SOLE                                  16000.000
                                                                51 3300.000 SH       OTHER                             3300.000
JLG Industries                 COM              466210101      176 23323.000SH       SOLE                                  23323.000
                                                                 8 1000.000 SH       OTHER                              1000.000
JP Morgan Chase & Co.          COM              46625H100     6361 265059.000SH      SOLE                95832.000        169227.000
                                                                26 1100.000 SH       OTHER                             1100.000
Kroger Co.                     COM              501044101     4812 311442.000SH      SOLE                96126.000        215316.000
                                                                43 2800.000 SH       OTHER                             2800.000
L-3 Communications Holdings    COM              502424104     5180 115339.000SH      SOLE                35647.000         79692.000
Marathon Oil Corp.             COM              565849106     2983 140099.000SH      SOLE                52922.000         87177.000
McDonalds Corp                 COM              580135101     4800 298526.000SH      SOLE                93800.000        204726.000
                                                                39 2400.000 SH       OTHER                             2400.000
Medtronic Inc                  COM              585055106      422 9250.000 SH       SOLE                                   9250.000
                                                               173 3800.000 SH       OTHER                             3800.000
Merck & Company                COM              589331107     2987 52770.000SH       SOLE                 6950.000         45820.000
                                                                36  635.000 SH       OTHER                              635.000
Microsoft Corp.                COM              594918104     2972 57495.000SH       SOLE                 4875.000         52620.000
                                                                26  500.000 SH       OTHER                              500.000
Mylan Labs                     COM              628530107     4579 131198.000SH      SOLE                40766.000         90432.000
                                                                24  700.000 SH       OTHER                              700.000
Nabors Industries Ltd          COM              G6359f103     3443 97624.000SH       SOLE                33507.000         64117.000
Newmont Mining Corp.           COM              651639106     3587 123550.000SH      SOLE                 9875.000        113675.000
                                                                70 2400.000 SH       OTHER                             2400.000
Noble Corp                     COM              G65422100      907 25800.000SH       SOLE                 2950.000         22850.000
Pfizer                         COM              717081103      675 22070.000SH       SOLE                                  22070.000
Quest Diagnostics              COM              74834L100     4676 82183.000SH       SOLE                25993.000         56190.000
Royal Dutch Petroleum          COM              780257705      370 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      304 11230.000SH       SOLE                                  11230.000
                                                               318 11717.000SH       OTHER                       11717.000
SPX Corp                       COM              784635104     5024 134155.000SH      SOLE                39776.000         94379.000
Schering Plough                COM              806605101     2060 92772.000SH       SOLE                37697.000         55075.000
                                                                43 1950.000 SH       OTHER                             1950.000
Shell Transport & Trading      COM              822703609      257 6600.000 SH       SOLE                                   6600.000
Sovereign Bancorp, Inc.        COM              845905108     3841 273376.000SH      SOLE               129195.000        144181.000
Stryker Corp                   COM              863667101      428 6377.000 SH       SOLE                                   6377.000
Suncor Energy Inc.             COM              867229106     2873 183372.000SH      SOLE                64170.000        119202.000
Transocean, Inc.               COM              G90078109     1834 79036.000SH       SOLE                31711.000         47325.000
                                                                19  801.000 SH       OTHER                              801.000
Tyco International Ltd New     COM              902124106     3580 209608.000SH      SOLE                69576.000        140032.000
                                                                11  650.000 SH       OTHER                              650.000
Verizon Communications         COM              92343V104     5635 145425.000SH      SOLE                44953.000        100472.000
                                                               174 4479.000 SH       OTHER                        4479.000
W.R. Berkley Corp.             COM              084423102     6302 159108.000SH      SOLE                53194.000        105914.000
WalMart Stores                 COM              931142103      525 10390.000SH       SOLE                                  10390.000
Walgreen Co.                   COM              931422109      219 7500.000 SH       SOLE                                   7500.000
Waters Corp.                   COM              941848103     4804 220560.000SH      SOLE                68677.000        151883.000
Wells Fargo & Co.              COM              949740104       19  400.000 SH       SOLE                                    400.000
                                                               703 15000.000SH       OTHER                             15000.000
Alliance Fund-Class A                           01859k105       43 12954.651SH       SOLE                                  12954.651
Loomis Sayles Small Cap Value                                  245 13542.795SH       SOLE                                  13542.795

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $166,286